Financial instruments - financial and other risks - Schedule of contractual maturity for secured and unsecured facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 1,043,390	$ 1,903,203
Less than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	14,636	190,873
1-3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	18,942	107,015
3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	155,013	236,122
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	307,185	566,475
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	521,723	692,563
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 25,891	$ 110,155